Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Lease liabilities (non-current and current)

21. Lease liabilities (non-current and current)

The non-current and current portion of the lease liabilities as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Non-current portion of the lease liabilities	47,400	52,914
Current portion of the lease liabilities	10,350	9,413
Total	57,750	62,327

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2024 and 2023 are reported in the following tables.

	31/12/24	31/12/23
Balance at beginning of year	62,327	51,849
Additions for new leases	5,215	9,773
Interest expenses	3,809	3,090
Lease payments	(14,097)	(14,147)
Disposal of leases	(1,911)	(172)
Adjustments due to remeasurements	43	584
Adjustments due to modifications	9	11,867
Effect of translation adjustments	2,356	(517)
Balance at end of year	57,750	62,327

As at December 31, 2024, the incremental borrowing rate is within the range of 3% and 12% (the same range as at December 31, 2023).

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2024 and 2023 are reported in the tables below.

	31/12/24	31/12/23
Less than one year	13,629	13,054
One to five years	39,294	42,309
More than five years	17,970	22,706
Total undiscounted lease liabilities	70,893	78,069

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 43,309 as at December 31, 2024 (42,613 as at December 31, 2023).